LAND USE RIGHTS - NET	12 Months Ended
Dec. 31, 2017
LAND USE RIGHTS - NET [Abstract]
LAND USE RIGHTS - NET
11.	LaND USE RIGHTS - NET

Land use rights as of December 31, 2016 and 2017 consist of the following:

in millions of $	As of December 31,
	2016	2017

Land use rights
Cost	51.9	54.7
Less: Accumulated amortization	(4.0)	(5.7)

	47.9	49.0

Land use rights represent amounts paid for the rights to use eleven parcels of land in the PRC and Chile where the Group’s premises are located.

As of December 31, 2017, land use rights with a net book value of $28.5 million were pledged for short-term borrowings of $187.7 million (Note 13). As of December 31, 2016, land use rights with a net book value of $23.4 million were pledged for short-term borrowings of $89.5 million.

The amortization expense for the years ended December 31, 2015, 2016 and 2017 was $1.1 million, $1.1 million and $1.6 million, respectively. For each of the next five years, the estimated annual amortization expense of land use rights is $1.7 million.